RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
SCHEDULE OF LIST OF RELATED PARTIES

The following is a list of related parties which the Company had transactions with during the years ended December 31, 2025 and 2024:

	Name	Relationship
(a)	Huiyan Xie	COO of the Company/15.34% of votes of the Company
(b)	Huajian Xu	CEO of the Company/74.07% of votes of the Company
(c)	Xing Xia	Deputy General Manager/15% shareholder of Wuxi Jinbang. Xing Xia is no longer considered a related party due to the sale of Wuxi Jinbang as of December 31, 2024.

SCHEDULE OF AMOUNTS DUE FROM RELATED PARTIES

As of December 31, 2025 and December 31, 2024, amounts due to related parties, consisted of the following:

	December 31, 2024	Borrowed	Repaid	Exchange Rate Translation	Set-off of Debts	Disposal of Subsidiaries	December 31, 2025
Amounts due to related parties
(a) Huiyan Xie	27,729	1,267,839	(1,867,896)	(14,171)	293,061	294,428	990
(b) Huajian Xu	684,681	115,097	(762,062)	(142)	-	-	37,574

Total amounts due to related parties	$712,410	$1,382,936	$(2,629,958)	$(14,313)	$293,061	$294,428	$38,564

SCHEDULE OF MATERIAL RELATED PARTY TRANSACTIONS

For the periods ended December 31, 2025, 2024 and 2023, the Company had the following material related party transactions:

			Year Ended December 31,
	Related Parties	Nature	2025	2024	2023
(c)	Xing Xia	sale of products	$-	$108,413	$-

			Year Ended December 31,
	Related Parties	Nature	2025	2024	2023
(b)	Huiyan Xie	Vehicle purchase	$111,304	$-	$-